Fair Value Measurements - Schedule of Derivative liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Derivative liabilities beginning balance		$ 23,231,938	$ 23,231,938	$ 3,794,153
Change in fair value of derivative liability				(5,921,409)
Reclassification of derivative liability				92,601
Fair value adjustments for warrant liabilities		$ 33,172,886	39,222,099	25,266,593
Convertion of warrant liabilies			(51,325,017)
Cashless warrants exercise			(12,277,968)
Loss on issuance of Series C Convertible Preferred stock			2,809,497
Net proceeds from issuance of Series C Convertible Preferred Stock and warrants for cash in an offering			925,115
Loss on issuance of Series C-1 Convertible Preferred stock			478,035
Net cash proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering			825,005
Net digital currency proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering			250,000
Reclassification between convertible notes and derivative liabilities			(4,138,704)
Derivative liabilities ending balance				$ 23,231,938